UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2013

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
2/28/13 (Unaudited)

COMMON STOCKS (92.3%)(a)
	Shares	Value

Advertising and marketing services (0.1%)

Millennial Media, Inc.(NON)	111	$1,040

Nu Skin Enterprises, Inc. Class A	114	4,697

ValueClick, Inc.(NON)	226	6,027

		11,764
Aerospace and defense (2.5%)

Alliant Techsystems, Inc.	75	4,935

Boeing Co. (The)	2,513	193,250

Embraer SA ADR (Brazil)	213	7,229

European Aeronautic Defense and Space Co. NV (France)	668	34,022

General Dynamics Corp.	1,266	86,050

Lockheed Martin Corp.	1,028	90,464

Northrop Grumman Corp.	1,061	69,685

Raytheon Co.	1,370	74,761

Smith & Wesson Holding Corp.(NON)	192	1,834

Sturm Ruger & Co., Inc.	33	1,802

		564,032
Agriculture (0.1%)

Andersons, Inc. (The)	16	785

Archer Daniels-Midland Co.	88	2,804

Black Earth Farming, Ltd. SDR (Russia)(NON)	158	299

Cresud S.A.C.I.F. y A. ADR (Argentina)(NON)	64	536

First Resources, Ltd. (Singapore)	4,000	6,274

Golden Agri-Resources, Ltd. (Singapore)	16,000	8,375

GrainCorp, Ltd. (Australia)	187	2,343

KWS Saat AG (Germany)	3	1,148

PT Astra Agro Lestari Tbk (Indonesia)	500	953

SLC Agricola SA (Brazil)	71	695

Vilmorin & Cie (France)	7	882

		25,094
Airlines (0.7%)

Aeroflot - Russian Airlines OJSC (Russia)(NON)	4,134	7,177

Alaska Air Group, Inc.(NON)	60	3,093

China Eastern Airlines Corporation Limited (China)(NON)	16,000	6,856

Copa Holdings SA Class A (Panama)	102	10,651

Delta Air Lines, Inc.(NON)	4,052	57,821

International Consolidated Airlines Group SA (Spain)(NON)	3,396	12,250

SkyWest, Inc.	268	3,752

Southwest Airlines Co.	3,743	43,793

Turk Hava Yollari (Turkey)(NON)	2,582	10,697

		156,090
Automotive (1.0%)

Daihatsu Motor Co., Ltd. (Japan)	1,000	20,306

Ford Otomotiv Sanayi AS (Turkey)	768	9,054

Fuji Heavy Industries, Ltd. (Japan)	1,000	14,939

Isuzu Motors, Ltd. (Japan)	5,000	30,729

Kia Motors Corp. (South Korea)	190	9,757

Lear Corp.	589	31,463

Maruti Suzuki India, Ltd. (India)	222	5,526

Mitsubishi Motors Corp. (Japan)(NON)	12,000	13,197

Navistar International Corp.(NON)	204	5,065

Scania AB Class B (Sweden)	686	14,261

Suzuki Motor Corp. (Japan)	900	21,512

Tata Motors, Ltd. (India)	2,634	14,133

Volkswagen AG (Preference) (Germany)	111	24,238

		214,180
Banking (7.1%)

Agricultural Bank of China, Ltd. (China)	25,000	12,901

Associated Banc-Corp.	1,542	22,189

Australia & New Zealand Banking Group, Ltd. (Australia)	573	16,782

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	1,424	13,766

Banco Latinoamericano de Exportaciones SA Class E (Panama)	357	8,632

Banco Santander Central Hispano SA (Spain)	2,645	20,067

Bank Mandiri (Persero) Tbk PT (Indonesia)	15,000	15,575

Barclays PLC (United Kingdom)	8,111	37,724

BNP Paribas SA (France)	530	29,592

BofI Holding, Inc.(NON)	252	8,485

Cardinal Financial Corp.	298	4,747

China Construction Bank Corp. (China)	27,000	22,302

Chongqing Rural Commercial Bank (China)	18,000	10,108

CIMB Group Holdings Berhad (Malaysia)	4,500	10,475

Citizens & Northern Corp.	188	3,666

Citizens Republic Bancorp, Inc.(NON)	173	3,564

City National Corp.	403	22,894

Commonwealth Bank of Australia (Australia)	617	42,346

Credicorp, Ltd. (Peru)	48	7,199

Credit Agricole SA (France)(NON)	1,812	17,045

Credit Suisse Group (Switzerland)	338	9,003

DBS Group Holdings, Ltd. (Singapore)	1,000	12,142

Eagle Bancorp, Inc.(NON)	150	3,255

East West Bancorp, Inc.	246	6,052

Erste Group Bank AG (Czech Republic)(NON)	246	7,931

Fifth Third Bancorp	5,354	84,806

Financial Institutions, Inc.	197	3,926

First Community Bancshares Inc.	194	3,030

FirstRand, Ltd. (South Africa)	1,663	5,680

Flushing Financial Corp.	331	5,230

Grupo Financiero Banorte SAB de CV (Mexico)	1,979	14,636

Hang Seng Bank, Ltd. (Hong Kong)	1,100	17,795

Hanmi Financial Corp.(NON)	401	6,813

Heartland Financial USA, Inc.	129	3,037

Heritage Financial Group, Inc.	183	2,511

HSBC Holdings, PLC (United Kingdom)	4,541	50,315

ICICI Bank, Ltd. (India)	394	7,517

Industrial and Commercial Bank of China, Ltd. (China)	39,000	28,033

Jammu & Kashmir Bank, Ltd. (India)	340	7,854

Joyo Bank, Ltd. (The) (Japan)	3,000	14,979

JPMorgan Chase & Co.	7,299	357,066

Kasikornbank PCL NVDR (Thailand)	1,700	12,071

MainSource Financial Group, Inc.	295	4,130

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)	5,900	32,630

Northern Trust Corp.	1,069	56,839

Oriental Financial Group (Puerto Rico)	188	2,878

Peoples Bancorp, Inc.	187	4,052

PNC Financial Services Group, Inc.	1,875	116,981

Popular, Inc. (Puerto Rico)(NON)	1,074	29,986

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	18,000	17,558

Republic Bancorp, Inc. Class A	120	2,597

Resona Holdings, Inc. (Japan)	2,700	12,373

Sberbank of Russia ADR (Russia)	2,141	29,553

Security Bank Corp. (Philippines)	2,130	9,245

Standard Chartered PLC (United Kingdom)	536	14,567

State Street Corp.	1,859	105,200

Swedbank AB Class A (Sweden)	1,369	32,774

Synovus Financial Corp.	7,203	18,296

Toronto-Dominion Bank (The) (Canada)	523	43,038

Walker & Dunlop, Inc.(NON)	328	6,954

Washington Banking Co.	234	3,215

Wells Fargo & Co.	1,586	55,637

Westpac Banking Corp. (Australia)	668	20,953

		1,613,197
Beverage (0.8%)

Anheuser-Busch InBev NV (Belgium)	204	19,123

Coca-Cola Co. (The)	979	37,907

Companhia de Bebidas das Americas (AmBev) ADR (Preference) (Brazil)	246	10,917

Constellation Brands, Inc. Class A(NON)	634	28,048

Diageo PLC (United Kingdom)	477	14,299

Heineken Holding NV (Netherlands)	341	21,372

Molson Coors Brewing Co. Class B	555	24,537

SABMiller PLC (United Kingdom)	250	12,416

SABMiller PLC (United Kingdom)	183	9,020

		177,639
Biotechnology (2.2%)

Amgen, Inc.	1,783	162,983

BioMarin Pharmaceuticals, Inc.(NON)	62	3,594

Celgene Corp.(NON)	1,143	117,934

Cubist Pharmaceuticals, Inc.(NON)	168	7,128

Gilead Sciences, Inc.(NON)	3,624	154,781

Lexicon Pharmaceuticals, Inc.(NON)	567	1,117

Medicines Co. (The)(NON)	275	8,748

PDL BioPharma, Inc.	490	3,499

RTI Biologics, Inc.(NON)	615	2,232

Spectrum Pharmaceuticals, Inc.	264	3,010

United Therapeutics Corp.(NON)	326	19,498

		484,524
Broadcasting (0.2%)

Belo Corp. Class A	1,386	11,975

Grupo Televisa, S.A.B ADR (Mexico)	499	13,388

Sinclair Broadcast Group, Inc. Class A	559	7,871

		33,234
Cable television (1.5%)

Comcast Corp. Class A	6,466	257,281

DISH Network Corp. Class A	1,029	35,809

HSN, Inc.	48	2,568

IAC/InterActiveCorp.	1,107	45,110

		340,768
Capital goods (—%)

Great Lakes Dredge & Dock Corp.	1,144	11,154

		11,154
Chemicals (3.3%)

Agrium, Inc. (Canada)	32	3,310

American Vanguard Corp.	123	3,817

Arkema (France)	186	18,835

Axiall Corp.	299	16,917

BASF SE (Germany)	418	39,333

Cambrex Corp.(NON)	471	5,421

CF Industries Holdings, Inc.	251	50,407

Cytec Industries, Inc.	221	15,998

Eastman Chemical Co.	587	40,932

Huntsman Corp.	858	14,783

Incitec Pivot, Ltd. (Australia)	537	1,767

Innophos Holdings, Inc.	143	6,983

Innospec, Inc.	142	5,716

Intrepid Potash, Inc.	46	907

K&S AG (Germany)	88	4,137

Koppers Holdings, Inc.	105	4,355

Kraton Performance Polymers, Inc.(NON)	146	3,510

Kronos Worldwide, Inc.	113	1,933

Landec Corp.(NON)	350	3,854

Linde AG (Germany)	113	20,463

LSB Industries, Inc.(NON)	425	16,469

LyondellBasell Industries NV Class A	1,095	64,189

Minerals Technologies, Inc.	56	2,253

Monsanto Co.	1,583	159,930

Mosaic Co. (The)	34	1,990

Nitto Denko Corp. (Japan)	500	29,382

Nufarm, Ltd. (Australia)	268	1,530

OM Group, Inc.(NON)	130	3,190

PolyOne Corp.	407	9,276

Potash Corp. of Saskatchewan, Inc. (Canada)	95	3,809

PPG Industries, Inc.	428	57,633

Sherwin-Williams Co. (The)	312	50,416

Sociedad Quimica y Minera de Chile SA ADR (Chile)	55	3,048

Syngenta AG (Switzerland)	62	26,246

Tronox, Ltd. Class A	118	2,424

Valspar Corp.	389	23,966

W.R. Grace & Co.(NON)	396	28,346

Yara International ASA (Norway)	51	2,439

		749,914
Coal (0.2%)

Alpha Natural Resources, Inc.(NON)	1,245	9,935

China Shenhua Energy Co., Ltd. (China)	1,500	5,671

Peabody Energy Corp.	1,144	24,665

		40,271
Commercial and consumer services (1.7%)

ADT Corp. (The)	1,064	50,954

Alliance Global Group, Inc. (Philippines)	10,100	4,968

Babcock International Group PLC (United Kingdom)	866	14,086

Barloworld, Ltd. (South Africa)	642	6,565

Bureau Veritas SA (France)	125	16,099

Compass Group PLC (United Kingdom)	1,067	12,961

Corporate Executive Board Co. (The)	48	2,599

Deluxe Corp.	271	10,753

Expedia, Inc.	491	31,345

Experian Group, Ltd. (United Kingdom)	813	13,461

Global Cash Access Holdings, Inc.(NON)	396	2,812

Green Dot Corp. Class A(NON)	352	4,935

Harbinger Group, Inc.(NON)	376	3,222

HMS Holdings Corp.(NON)	105	3,044

MAXIMUS, Inc.	33	2,402

Priceline.com, Inc.(NON)	181	124,451

Randstad Holding NV (Netherlands)	125	5,298

Standard Parking Corp.(NON)	284	5,894

Total Systems Services, Inc.	2,193	52,105

URS Corp.	435	18,383

		386,337
Communications equipment (1.0%)

Cisco Systems, Inc.	10,379	216,401

Plantronics, Inc.	81	3,269

RF Micro Devices, Inc.(NON)	487	2,245

Wistron NeWeb Corp. (Taiwan)	3,356	6,015

		227,930
Computers (3.6%)

Actuate Corp.(NON)	993	5,968

Anixter International, Inc.	54	3,722

Apple, Inc.	1,192	526,148

Aspen Technology, Inc.(NON)	131	4,030

Bottomline Technologies, Inc.(NON)	164	4,449

Brocade Communications Systems, Inc.(NON)	3,698	20,746

Commvault Systems, Inc.(NON)	80	5,916

Cornerstone OnDemand, Inc.(NON)	81	2,743

EMC Corp.(NON)	4,642	106,811

Gemalto NV (Netherlands)	153	13,933

HCL Technologies, Ltd. (India)	802	10,671

Infoblox, Inc.(NON)	161	3,395

InnerWorkings, Inc.(NON)	246	3,633

Ixia(NON)	125	2,535

Lexmark International, Inc. Class A	765	16,845

MTS Systems Corp.	87	4,698

Netscout Systems, Inc.(NON)	162	4,120

Polycom, Inc.(NON)	534	4,833

Procera Networks, Inc.(NON)	213	2,492

Quantum Corp.(NON)	2,414	3,042

Riverbed Technology, Inc.(NON)	1,094	16,716

Silicon Graphics International Corp.(NON)	143	2,152

SS&C Technologies Holdings, Inc.(NON)	137	3,467

Stratasys, Ltd.(NON)	36	2,273

Tangoe, Inc.(NON)	125	1,709

Western Digital Corp.	848	39,992

		817,039
Conglomerates (1.8%)

AMETEK, Inc.	1,156	48,355

Danaher Corp.	2,175	133,980

General Electric Co.	5,365	124,575

Marubeni Corp. (Japan)	1,000	7,299

Siemens AG (Germany)	304	31,596

Tyco International, Ltd.	2,029	64,948

		410,753
Construction (0.7%)

Cemex Latam Holdings SA (Colombia)(NON)	941	6,998

CEMEX SAB de CV ADR (Mexico)(NON)	841	9,032

Chicago Bridge & Iron Co., NV	550	29,475

China Liansu Group Holdings, Ltd. (China)	12,000	8,383

China National Building Material Co., Ltd. (China)	4,000	6,086

China Shanshui Cement Group, Ltd. (China)	14,000	10,028

Eagle Materials, Inc.	108	6,945

Enka Insaat ve Sanayi AS (Turkey)	2,964	9,025

Fortune Brands Home & Security, Inc.(NON)	887	30,645

Koninklijke Boskalis Westminster NV (Netherlands)	326	13,934

PT Indocement Tunggal Prakarsa Tbk (Indonesia)	5,000	11,331

Siam Cement PCL NVDR (Thailand)	700	10,924

Trex Co., Inc.(NON)	159	7,511

		160,317
Consumer (0.1%)

Jarden Corp.(NON)	472	29,316

		29,316
Consumer finance (0.6%)

Discover Financial Services	2,014	77,598

Nationstar Mortgage Holdings, Inc.(NON)	215	8,284

Nelnet, Inc. Class A	182	6,039

Ocwen Financial Corp.(NON)	109	4,297

PHH Corp.(NON)	165	3,467

Portfolio Recovery Associates, Inc.(NON)	36	4,209

Samsung Card Co., Ltd. (South Korea)	290	10,427

Walter Investment Management Corp.(NON)	263	12,077

World Acceptance Corp.(NON)	41	3,227

		129,625
Consumer goods (1.8%)

Kao Corp. (Japan)	600	19,179

Prestige Brands Holdings, Inc.(NON)	212	5,043

Procter & Gamble Co. (The)	4,740	361,092

Reckitt Benckiser Group PLC (United Kingdom)	452	30,370

		415,684
Consumer services (0.5%)

Avis Budget Group, Inc.(NON)	655	15,307

DeNA Co., Ltd. (Japan)	300	8,415

Geo Group, Inc. (The)	233	8,048

Liberty Interactive Corp. Class A(NON)	2,590	54,078

OpenTable, Inc.(NON)	41	2,280

TrueBlue, Inc.(NON)	689	13,360

		101,488
Containers (0.1%)

Ball Corp.	636	28,245

		28,245
Distribution (0.2%)

Beacon Roofing Supply, Inc.(NON)	180	6,642

Core-Mark Holding Co., Inc.	85	4,073

Spartan Stores, Inc.	155	2,582

Toyota Tsusho Corp. (Japan)	1,000	25,464

United Natural Foods, Inc.(NON)	86	4,353

		43,114
Electric utilities (2.3%)

AES Corp.	3,040	35,325

American Electric Power Co., Inc.	1,829	85,579

Chubu Electric Power Co., Inc. (Japan)	300	3,760

CMS Energy Corp.	1,262	33,582

DTE Energy Co.	742	49,566

Enel SpA (Italy)	4,012	14,526

Entergy Corp.	754	46,944

GDF Suez (France)	732	13,793

Kansai Electric Power, Inc. (Japan)	2,500	21,570

Manila Electric Co. (Philippines)	1,390	10,734

OGE Energy Corp.	476	27,565

PG&E Corp.	1,664	70,953

Power Grid Corp. of India, Ltd. (India)	4,368	8,364

PPL Corp.	2,295	70,732

Red Electrica Corporacion SA (Spain)	369	20,416

		513,409
Electrical equipment (0.1%)

ABB, Ltd. (Switzerland)	936	21,268

Harbin Electric Co., Ltd. (China)	8,000	6,977

		28,245
Electronics (2.2%)

Acacia Research Corp.(NON)	57	1,594

Asustek Computer, Inc. (Taiwan)	1,000	12,205

Avnet, Inc.(NON)	791	27,930

Broadcom Corp. Class A	1,583	53,996

Casetek Holdings, Ltd. (Taiwan)(NON)	1,000	4,820

China Automation Group, Ltd. (China)	20,000	5,366

Cirrus Logic, Inc.(NON)	55	1,322

EnerSys(NON)	198	8,094

FEI Co.	85	5,384

First Solar, Inc.(NON)	51	1,318

GenMark Diagnostics, Inc.(NON)	116	1,210

Hollysys Automation Technologies, Ltd. (China)(NON)	293	3,654

Hon Hai Precision Industry Co., Ltd. (Taiwan)	6,820	18,947

Integrated Silicon Solutions, Inc.(NON)	615	5,228

L-3 Communications Holdings, Inc.	481	36,686

Marvell Technology Group, Ltd.	2,626	26,523

Mentor Graphics Corp.(NON)	472	8,359

Microsemi Corp.(NON)	166	3,425

NEC Corp. (Japan)(NON)	12,000	29,625

NVIDIA Corp.	2,519	31,891

Omnivision Technologies, Inc.(NON)	276	4,253

Pegatron Corp. (Taiwan)(NON)	9,000	12,285

Rockwell Automation, Inc.	651	58,811

Samsung Electronics Co., Ltd. (South Korea)	54	76,746

Semtech Corp.(NON)	173	5,289

Silicon Image, Inc.(NON)	788	3,633

SK Hynix, Inc. (South Korea)(NON)	780	18,988

Sparton Corp.(NON)	174	2,495

TPK Holding Co., Ltd. (Taiwan)	1,000	18,984

Tripod Technology Corp. (Taiwan)	2,440	5,068

		494,129
Energy (oil field) (1.6%)

Eurasia Drilling Co., Ltd. GDR (Russia)	228	8,728

Helix Energy Solutions Group, Inc.(NON)	503	11,775

Key Energy Services, Inc.(NON)	782	6,710

Oceaneering International, Inc.	475	30,205

Oil States International, Inc.(NON)	267	20,332

Petrofac, Ltd. (United Kingdom)	1,123	24,769

Schlumberger, Ltd.	3,246	252,701

		355,220
Engineering and construction (0.7%)

Aecom Technology Corp.(NON)	661	20,035

China Railway Group, Ltd. Class H (China)	13,000	7,060

CTCI Corp. (Taiwan)	4,000	7,984

Daelim Industrial Co., Ltd. (South Korea)	106	9,410

JGC Corp. (Japan)	1,000	27,584

KBR, Inc.	817	24,829

McDermott International, Inc.(NON)	1,763	22,425

Samsung Engineering Co., Ltd. (South Korea)	33	4,671

Singapore Technologies Engineering, Ltd. (Singapore)	2,000	6,852

Vinci SA (France)	601	27,827

		158,677
Entertainment (0.1%)

Carmike Cinemas, Inc.(NON)	221	3,461

Six Flags Entertainment Corp.	54	3,608

Town Sports International Holdings, Inc.	335	3,105

VOXX International Corp.(NON)	547	5,443

		15,617
Environmental (0.1%)

Tetra Tech, Inc.(NON)	111	3,203

Coway Co., Ltd. (South Korea)	310	14,266

		17,469
Financial (1.0%)

3i Group PLC (United Kingdom)	2,363	11,454

BM&F Bovespa SA (Brazil)	955	6,470

CIT Group, Inc.(NON)	1,332	55,758

CoreLogic, Inc.(NON)	1,634	42,337

Credit Acceptance Corp.(NON)	54	5,969

Hana Financial Group, Inc. (South Korea)	270	10,035

Nasdaq OMX Group, Inc. (The)	1,086	34,383

ORIX Corp. (Japan)	160	17,804

Power Finance Corp., Ltd. (India)	2,337	8,661

Rural Electrification Corp., Ltd. (India)	1,886	7,930

WageWorks, Inc.(NON)	131	3,093

		203,894
Food (1.9%)

Ajinomoto Co., Inc. (Japan)	1,000	13,263

Associated British Foods PLC (United Kingdom)	634	17,783

BRF - Brasil Foods SA ADR (Brazil)	89	1,922

Bunge, Ltd.	36	2,668

Calbee, Inc. (Japan)	200	17,044

Chaoda Modern Agriculture Holdings, Ltd. (China)(F)(NON)	2,000	129

Chiquita Brands International, Inc.(NON)	31	193

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (Brazil)	232	11,758

Distribuidora Internacional de Alimentacion SA (Spain)	2,039	15,891

General Mills, Inc.	1,762	81,493

Glanbia PLC (Ireland)	112	1,296

Hain Celestial Group, Inc. (The)(NON)	59	3,230

Ingredion, Inc.	37	2,449

IOI Corp. Bhd (Malaysia)	1,000	1,587

JM Smucker Co. (The)	387	36,881

Kraft Foods Group, Inc.	1,630	79,006

Kuala Lumpur Kepong Bhd (Malaysia)	200	1,340

M Dias Branco SA (Brazil)	129	4,953

Magnit OJSC GDR (Russia)	317	13,452

Maple Leaf Foods, Inc. (Canada)	72	919

Nestle SA (Switzerland)	827	57,714

PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (Indonesia)	3,500	752

Sao Martinho SA (Brazil)	530	7,470

Shoprite Holdings, Ltd. (South Africa)	575	10,967

Smithfield Foods, Inc.(NON)	40	890

Suedzucker AG (Germany)	414	18,131

Tate & Lyle PLC (United Kingdom)	127	1,564

Tesco PLC (United Kingdom)	1,130	6,328

Unilever PLC (United Kingdom)	382	15,194

Wilmar International, Ltd. (Singapore)	1,000	2,867

		429,134
Forest products and packaging (0.3%)

Bemis Co., Inc.	468	17,475

Buckeye Technologies, Inc.	149	4,132

Domtar Corp. (Canada)	180	13,421

KapStone Paper and Packaging Corp.	191	5,088

Packaging Corp. of America	427	17,840

Sealed Air Corp.	346	7,685

		65,641
Gaming and lottery (—%)

OPAP SA (Greece)	959	8,143

		8,143
Health-care services (2.8%)

Air Methods Corp.	104	4,658

Alfresa Holdings Corp. (Japan)	200	9,847

Amedisys, Inc.(NON)	317	3,582

AmerisourceBergen Corp.	1,576	74,387

AmSurg Corp.(NON)	125	3,775

athenahealth, Inc.(NON)	44	4,127

Bio-Reference Labs, Inc.(NON)	50	1,324

Centene Corp.(NON)	39	1,756

CIGNA Corp.	1,659	96,985

Community Health Systems, Inc.	100	4,226

Computer Programs & Systems, Inc.	34	1,773

Diagnosticos da America SA (Brazil)	1,038	7,158

HCA Holdings, Inc.	1,171	43,432

Health Net, Inc.(NON)	120	3,089

HealthSouth Corp.(NON)	240	5,789

Magellan Health Services, Inc.(NON)	46	2,372

McKesson Corp.	1,258	133,512

MedAssets, Inc.(NON)	363	6,705

Omega Healthcare Investors, Inc.(R)	326	9,125

Omnicare, Inc.	190	7,079

Pharmacyclics, Inc.(NON)	23	2,019

Providence Service Corp. (The)(NON)	458	7,823

Sinopharm Group Co. (China)	2,000	6,325

Suzuken Co., Ltd. (Japan)	200	6,956

Triple-S Management Corp. Class B (Puerto Rico)(NON)	97	1,742

Ventas, Inc.(R)	850	60,163

WellCare Health Plans, Inc.(NON)	186	10,637

WellPoint, Inc.	1,825	113,479

		633,845
Homebuilding (0.2%)

PulteGroup, Inc.(NON)	1,900	36,442

Ryland Group, Inc. (The)	235	8,394

		44,836
Household furniture and appliances (0.1%)

La-Z-Boy, Inc.	523	9,581

Select Comfort Corp.(NON)	134	2,751

Tempur-Pedic International, Inc.(NON)	144	5,914

		18,246
Insurance (3.7%)

Ageas (Belgium)	526	17,862

AIA Group, Ltd. (Hong Kong)	4,400	19,077

Alleghany Corp.(NON)	123	46,478

Allianz SE (Germany)	126	17,219

Allied World Assurance Co. Holdings AG	409	35,914

American Equity Investment Life Holding Co.	376	5,219

American Financial Group, Inc.	704	30,948

American International Group, Inc.(NON)	3,567	135,582

Amtrust Financial Services, Inc.	92	3,059

Aon PLC	1,858	113,505

AXA SA (France)	1,286	22,242

Axis Capital Holdings, Ltd.	864	35,191

Berkshire Hathaway, Inc. Class B(NON)	521	53,225

CNO Financial Group, Inc.	400	4,376

Discovery Holdings, Ltd. (South Africa)	1,429	11,910

Fidelity National Financial, Inc. Class A	1,690	42,149

Genworth Financial, Inc. Class A(NON)	5,737	48,994

Insurance Australia Group, Ltd. (Australia)	4,914	28,556

Maiden Holdings, Ltd. (Bermuda)	328	3,306

Muenchener Rueckversicherungs AG (Germany)	98	17,591

PartnerRe, Ltd.	483	43,103

Porto Seguro SA (Brazil)	859	11,392

Protective Life Corp.	865	27,611

Prudential PLC (United Kingdom)	1,281	19,011

Standard Life PLC (United Kingdom)	2,723	14,522

Symetra Financial Corp.	328	4,320

Validus Holdings, Ltd.	843	30,036

		842,398
Investment banking/Brokerage (1.3%)

Deutsche Bank AG (Germany)	431	19,686

E*Trade Financial Corp.(NON)	219	2,345

Eaton Vance Corp.	893	34,104

Goldman Sachs Group, Inc. (The)	1,464	219,249

National Financial Partners Corp.(NON)	157	3,087

UBS AG (Switzerland)	904	14,199

Virtus Investment Partners, Inc.(NON)	29	4,872

		297,542
Leisure (—%)

Brunswick Corp.	107	3,899

		3,899
Lodging/Tourism (0.6%)

Kangwon Land, Inc. (South Korea)	440	13,348

Marcus Corp.	368	4,493

MGM China Holdings, Ltd. (Hong Kong)	8,400	20,262

SJM Holdings, Ltd. (Hong Kong)	7,000	17,509

Wyndham Worldwide Corp.	758	45,662

Wynn Resorts, Ltd.	386	45,123

		146,397
Machinery (0.9%)

AGCO Corp.(NON)	78	4,015

Altra Holdings, Inc.	298	7,671

Chart Industries, Inc.(NON)	126	9,143

CNH Global NV	59	2,614

Cummins, Inc.	783	90,726

Deere & Co.	46	4,040

DXP Enterprises, Inc.(NON)	80	4,976

Franklin Electric Co., Inc.	101	6,572

Gardner Denver, Inc.	290	20,587

Hyster-Yale Materials Holdings, Inc.	28	1,434

Hyster-Yale Materials Holdings, Inc. Class B(F)	28	1,434

IHI Corp. (Japan)	4,000	11,219

Kadant, Inc.(NON)	202	4,959

Lindsay Corp.	29	2,478

NACCO Industries, Inc. Class A	28	1,627

Schindler Holding AG (Switzerland)	125	19,325

Terex Corp.(NON)	654	21,458

		214,278
Manufacturing (0.7%)

AZZ, Inc.	97	4,332

Chase Corp.	156	2,939

Generac Holdings, Inc.	178	6,132

Greenbrier Companies, Inc.(NON)	368	7,452

Ingersoll-Rand PLC	1,304	68,656

Invensys PLC (United Kingdom)	2,664	14,442

Leggett & Platt, Inc.	848	25,932

Standex International Corp.	79	4,252

TriMas Corp.(NON)	333	9,554

Valmont Industries, Inc.	59	9,295

		152,986
Media (—%)

Demand Media, Inc.(NON)	146	1,183

		1,183
Medical technology (1.1%)

Alere, Inc.(NON)	382	8,694

Align Technology, Inc.(NON)	88	2,767

Coloplast A/S Class B (Denmark)	405	21,128

Conmed Corp.	261	8,120

CSL, Ltd. (Australia)	324	19,833

Cyberonics, Inc.(NON)	42	1,922

Greatbatch, Inc.(NON)	333	9,014

Haemonetics Corp.(NON)	98	4,043

Hill-Rom Holdings, Inc.	199	6,523

OraSure Technologies, Inc.(NON)	359	1,996

St. Jude Medical, Inc.	1,927	79,007

STAAR Surgical Co.(NON)	807	4,350

Steris Corp.	91	3,549

TearLab Corp.(NON)	303	1,794

Trinity Biotech PLC ADR (Ireland)	156	2,636

Zimmer Holdings, Inc.	1,081	81,032

		256,408
Metals (0.9%)

Assa Abloy AB Class B (Sweden)	477	18,898

BHP Billiton PLC (United Kingdom)	566	17,909

BHP Billiton, Ltd. (Australia)	984	36,937

Carpenter Technology Corp.	70	3,306

Evraz PLC (United Kingdom)	5,772	23,756

Horsehead Holding Corp.(NON)	553	5,845

L.B. Foster Co. Class A	56	2,473

MMG, Ltd. (Australia)(NON)	20,000	8,865

NN, Inc.(NON)	397	3,438

Rio Tinto PLC (United Kingdom)	546	29,354

Rio Tinto, Ltd. (Australia)	298	20,307

Sung Kwang Bend Co., Ltd. (South Korea)	366	8,042

Vale SA ADR (Preference) (Brazil)	266	4,886

Vale SA ADR (Brazil)	185	3,513

voestalpine AG (Austria)	502	16,955

		204,484
Natural gas utilities (0.4%)

Kinder Morgan, Inc./DE	1,726	63,983

UGI Corp.	599	21,456

		85,439
Office equipment and supplies (0.3%)

Avery Dennison Corp.	585	23,897

Staples, Inc.	3,500	46,130

		70,027
Oil and gas (7.4%)

BP PLC (United Kingdom)	5,002	33,687

Cabot Oil & Gas Corp.	825	51,125

Cairn India, Ltd. (India)	1,414	7,764

Caltex Australia, Ltd. (Australia)	1,005	20,465

Chevron Corp.	928	108,715

CNOOC, Ltd. (China)	12,000	23,444

ConocoPhillips	3,426	198,537

CVR Energy, Inc. (Escrow)	236	—

Delek US Holdings, Inc.	140	5,230

Dragon Oil PLC (Turkmenistan)	1,234	11,543

ENI SpA (Italy)	1,195	27,176

EPL Oil & Gas, Inc.(NON)	262	6,741

Exxon Mobil Corp.	3,349	299,903

Ezion Holdings, Ltd. (Singapore)	4,000	6,431

Gulfport Energy Corp.(NON)	65	2,662

Helmerich & Payne, Inc.	434	28,757

HollyFrontier Corp.	807	45,353

Kodiak Oil & Gas Corp.(NON)	424	3,774

Lukoil OAO ADR (Russia)	465	30,100

Marathon Petroleum Corp.	1,143	94,732

Occidental Petroleum Corp.	2,256	185,736

ONEOK, Inc.	923	41,526

Pacific Rubiales Energy Corp. (Colombia)	476	11,655

Petroleo Brasileiro SA ADR (Preference) (Brazil)	879	14,706

Petroleo Brasileiro SA ADR (Brazil)	249	3,653

Phillips 66	1,930	121,513

Repsol YPF SA (Spain)	581	12,321

Rosetta Resources, Inc.(NON)	61	2,969

Royal Dutch Shell PLC Class A (United Kingdom)	919	30,257

Royal Dutch Shell PLC Class B (United Kingdom)	865	29,183

Statoil ASA (Norway)	530	13,139

Stone Energy Corp.(NON)	174	3,558

Surgutneftegas OAO (Preference)(Russia)(NON)	11,762	8,678

Swift Energy Co.(NON)	230	3,110

Tesoro Corp.	865	48,648

Total SA (France)	498	24,888

Unit Corp.(NON)	81	3,684

Vaalco Energy, Inc.(NON)	930	7,542

Valero Energy Corp.	1,909	87,031

W&T Offshore, Inc.	171	2,541

Western Refining, Inc.	264	9,475

		1,671,952
Pharmaceuticals (4.9%)

AstraZeneca PLC (United Kingdom)	415	18,823

Bayer AG (Germany)	234	23,179

Bristol-Myers Squibb Co.	4,058	150,024

Dong-A Pharmaceutical Co., Ltd. (South Korea)	81	9,321

Elan Corp. PLC ADR (Ireland)(NON)	407	4,615

Eli Lilly & Co.	2,488	135,994

Endo Health Solutions, Inc.(NON)	159	4,929

Gentium SpA ADR (Italy)(NON)	143	1,193

GlaxoSmithKline PLC (United Kingdom)	1,252	27,601

Hi-Tech Pharmacal Co., Inc.	61	2,258

Impax Laboratories, Inc.(NON)	273	5,414

Jazz Pharmaceuticals PLC(NON)	307	17,861

Johnson & Johnson	1,164	88,592

Merck & Co., Inc.	574	24,527

Novartis AG (Switzerland)	397	26,888

Novo Nordisk A/S Class B (Denmark)	207	36,207

Obagi Medical Products, Inc.(NON)	504	6,794

Orion OYJ Class B (Finland)	527	15,562

Otsuka Holdings Company, Ltd. (Japan)	800	25,612

Pfizer, Inc.	12,989	355,509

PharMerica Corp.(NON)	255	3,654

Questcor Pharmaceuticals, Inc.	43	1,402

Roche Holding AG-Genusschein (Switzerland)	241	54,948

Salix Pharmaceuticals, Ltd.(NON)	380	18,563

Sanofi (France)	286	27,004

Santarus, Inc.(NON)	133	1,765

ViroPharma, Inc.(NON)	273	6,809

Warner Chilcott PLC Class A	1,534	20,724

		1,115,772
Photography/Imaging (0.1%)

Konica Minolta Holdings, Inc. (Japan)	2,000	15,265

		15,265
Publishing (0.5%)

Gannett Co., Inc.	1,428	28,660

McGraw-Hill Cos., Inc. (The)	1,178	54,836

Reed Elsevier PLC (United Kingdom)	2,057	22,140

		105,636
Railroads (0.2%)

Central Japan Railway Co. (Japan)	400	38,870

Hankyu Hanshin Holdings, Inc. (Japan)	3,000	16,474

		55,344
Real estate (3.4%)

AG Mortgage Investment Trust, Inc.(R)	92	2,413

Agree Realty Corp.(R)	171	4,800

Amata Corp. PLC (Thailand)	9,000	7,714

American Capital Agency Corp.(R)	1,122	35,590

American Capital Mortgage Investment Corp.(R)	161	4,138

Apollo Commercial Real Estate Finance, Inc.(R)	183	3,157

Apollo Residential Mortgage, Inc.	171	3,827

Arlington Asset Investment Corp. Class A	110	2,838

ARMOUR Residential REIT, Inc.(R)	491	3,285

Ashford Hospitality Trust, Inc.(R)	582	6,850

AvalonBay Communities, Inc.(R)	299	37,324

BR Properties SA (Brazil)	400	4,971

C C Land Holdings, Ltd. (China)	19,702	6,463

CBL & Associates Properties, Inc.(R)	582	13,235

Chimera Investment Corp.(R)	5,336	15,901

China Overseas Grand Oceans Group, Ltd. (China)(S)	11,000	15,473

China Overseas Land & Investment, Ltd. (China)	4,000	12,157

CYS Investments, Inc.(R)	302	3,582

Dexus Property Group (Australia)	15,158	16,879

Dynex Capital, Inc.(R)	453	4,906

EPR Properties(R)	59	2,879

Federal Realty Investment Trust(R)	231	24,535

First Industrial Realty Trust(NON)(R)	193	3,063

Glimcher Realty Trust(R)	369	4,155

Hatteras Financial Corp.(R)	424	11,317

Health Care REIT, Inc.(R)	806	51,697

HFF, Inc. Class A	545	10,006

Housing Development & Infrastructure, Ltd. (India)(NON)	3,862	4,289

Huaku Development Co., Ltd. (Taiwan)	3,000	7,466

Invesco Mortgage Capital, Inc.(R)	147	3,090

Investors Real Estate Trust(R)	439	4,175

iStar Financial, Inc.(NON)(R)	361	3,606

Jones Lang LaSalle, Inc.	70	6,765

Lexington Realty Trust(R)	1,217	13,947

LTC Properties, Inc.(R)	207	7,984

MFA Financial, Inc.(R)	498	4,422

National Health Investors, Inc.(R)	195	12,636

One Liberty Properties, Inc.(R)	200	4,344

PS Business Parks, Inc.(R)	130	9,619

Public Storage(R)	422	63,811

Simon Property Group, Inc.(R)	772	122,640

St. Joe Co. (The)(NON)	712	15,878

Starwood Property Trust, Inc.(R)	112	3,130

Stockland (Units) (Australia)(R)	4,342	16,648

Summit Hotel Properties, Inc.(R)	538	5,165

Sun Communities, Inc.(R)	90	4,188

Surya Semesta Internusa Tbk PT (Indonesia)	75,000	11,644

Tanger Factory Outlet Centers(R)	385	13,587

Tokyu Land Corp. (Japan)	4,000	30,186

Universal Health Realty Income Trust(R)	46	2,627

Vornado Realty Trust(R)	572	45,880

Westfield Group (Australia)	1,227	13,995

Wheelock and Co., Ltd. (Hong Kong)	4,000	21,863

		766,740
Regional Bells (0.4%)

AT&T, Inc.	2,562	92,001

		92,001
Restaurants (0.1%)

AFC Enterprises(NON)	581	17,430

Brinker International, Inc.	233	7,778

Domino's Pizza, Inc.	46	2,191

Papa John's International, Inc.(NON)	60	3,121

		30,520
Retail (7.6%)

Advance Auto Parts, Inc.	409	31,223

Aeon Co., Ltd. (Japan)	1,000	11,239

American Eagle Outfitters, Inc.	1,213	25,085

Bed Bath & Beyond, Inc.(NON)	1,029	58,396

Big Lots, Inc.(NON)	687	22,877

BR Malls Participacoes SA (Brazil)	940	12,157

Buckle, Inc. (The)	72	3,226

Cabela's, Inc.(NON)	98	4,958

Cash America International, Inc.	41	2,076

Chico's FAS, Inc.	1,104	18,746

Cie Financiere Richemont SA (Switzerland)	382	30,539

Coach, Inc.	1,207	58,334

Compagnie Financiere Richemont SA (Switzerland)	1,164	9,294

Crocs, Inc.(NON)	122	1,850

CVS Caremark Corp.	2,999	153,309

Deckers Outdoor Corp.(NON)	43	1,735

Destination Maternity Corp.	315	7,053

Dillards, Inc. Class A	219	17,450

Elders, Ltd. (Australia)(NON)	1,605	238

Foot Locker, Inc.	849	29,027

Foschini Group, Ltd. (The) (South Africa)	764	9,057

Francesca's Holdings Corp.(NON)	115	2,927

GameStop Corp. Class A	157	3,934

Gap, Inc. (The)	1,467	48,294

Genesco, Inc.(NON)	110	6,455

Home Depot, Inc. (The)	3,752	257,011

KAR Auction Services, Inc.	235	4,987

Koninklijke Ahold NV (Netherlands)	1,189	17,038

Lowe's Cos., Inc.	4,110	156,797

Lumber Liquidators Holdings, Inc.(NON)	31	1,835

Macy's, Inc.	1,729	71,062

Mitra Adiperkasa Tbk PT (Indonesia)	6,500	5,247

Next PLC (United Kingdom)	473	30,091

O'Reilly Automotive, Inc.(NON)	550	55,957

PetSmart, Inc.	545	35,485

Pier 1 Imports, Inc.	93	2,090

Sonic Automotive, Inc. Class A	814	18,185

Tile Shop Holdings, Inc.(NON)	148	2,609

TJX Cos., Inc. (The)	2,696	121,239

USANA Health Sciences, Inc.(NON)	37	1,639

Wal-Mart Stores, Inc.	3,534	250,136

Walgreen Co.	2,299	94,121

Woolworths, Ltd. (Australia)	678	24,120

		1,719,128
Schools (0.1%)

Anhanguera Educacional Participacoes SA (Brazil)	435	9,010

Apollo Group, Inc. Class A(NON)	171	2,885

Bright Horizons Family Solutions, Inc.(NON)	92	2,572

		14,467
Semiconductor (0.5%)

ASML Holding NV (Netherlands)	208	14,746

Cypress Semiconductor Corp.(NON)	1,494	15,732

Entegris, Inc.(NON)	505	4,803

Lam Research Corp.(NON)	785	33,206

Photronics, Inc.(NON)	488	3,240

Rudolph Technologies, Inc.(NON)	389	4,287

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	3,000	10,572

Teradyne, Inc.(NON)	1,463	24,520

Ultra Clean Holdings, Inc.(NON)	445	2,626

		113,732
Shipping (0.2%)

Aegean Marine Petroleum Network, Inc. (Greece)	756	4,922

Quality Distribution, Inc.(NON)	369	2,911

Swift Transportation Co.(NON)	629	8,510

Wabtec Corp.	273	26,697

		43,040
Software (3.7%)

BMC Software, Inc.(NON)	1,470	58,903

Changyou.com, Ltd. ADR (China)	271	8,076

IntraLinks Holdings, Inc.(NON)	703	4,134

Manhattan Associates, Inc.(NON)	87	6,078

Mantech International Corp. Class A	94	2,332

Microsoft Corp.	9,683	269,187

MicroStrategy, Inc.(NON)	32	3,260

NTT Data Corp. (Japan)	3	9,521

Oracle Corp.	9,011	308,717

Oracle Corp. Japan (Japan)	300	12,618

PTC, Inc.(NON)	152	3,517

QLIK Technologies, Inc.(NON)	118	3,068

Rovi Corp.(NON)	258	4,590

Safeguard Scientifics, Inc.(NON)	163	2,468

SAP AG (Germany)	106	8,274

Symantec Corp.(NON)	4,540	106,418

Tencent Holdings, Ltd. (China)	200	6,920

Ultimate Software Group, Inc.(NON)	72	7,075

		825,156
Staffing (0.2%)

Barrett Business Services, Inc.	125	5,460

On Assignment, Inc.(NON)	193	4,219

Robert Half International, Inc.	771	27,409

		37,088
Technology (0.1%)

Softbank Corp. (Japan)	400	14,815

		14,815
Technology services (2.6%)

Accenture PLC Class A	2,527	187,908

Acxiom Corp.(NON)	356	6,483

AOL, Inc.(NON)	1,436	52,988

CSG Systems International, Inc.(NON)	76	1,475

Fair Isaac Corp.	121	5,365

Google, Inc. Class A(NON)	251	201,101

IBM Corp.	508	102,022

LivePerson, Inc.(NON)	188	2,720

NHN Corp. (South Korea)	30	7,261

NIC, Inc.	146	2,587

Perficient, Inc.(NON)	257	2,976

Sourcefire, Inc.(NON)	61	3,271

Tyler Technologies, Inc.(NON)	67	3,779

Yandex NV Class A (Russia)(NON)	628	14,563

		594,499
Telecommunications (1.0%)

Allot Communications, Ltd. (Israel)(NON)	101	1,387

America Movil SAB de CV ADR Ser. L (Mexico)	331	6,915

Aruba Networks, Inc.(NON)	160	3,987

BroadSoft, Inc.(NON)	34	714

BT Group PLC (United Kingdom)	4,112	16,703

CalAmp Corp.(NON)	309	3,384

EchoStar Corp. Class A(NON)	702	26,564

France Telecom SA (France)	1,115	10,770

InterDigital, Inc.	36	1,598

InterXion Holding NV (Netherlands)(NON)	143	3,536

Loral Space & Communications, Inc.	72	4,193

MetroPCS Communications, Inc.(NON)	2,213	21,687

NeuStar, Inc. Class A(NON)	128	5,613

NTT DoCoMo, Inc. (Japan)	10	15,466

ShoreTel, Inc.(NON)	664	2,696

Tele2 AB Class B (Sweden)	689	10,948

Telefonica SA (Spain)	1,115	14,564

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	9,500	10,568

Telenor ASA (Norway)	693	14,924

Telstra Corp., Ltd. (Australia)	4,295	20,119

Turkcell Iletisim Hizmetleri AS (Turkey)(NON)	1,866	12,370

USA Mobility, Inc.	222	2,580

Vodafone Group PLC (United Kingdom)	5,552	13,938

		225,224
Telephone (1.4%)

Deutsche Telekom AG (Germany)	1,188	12,743

tw telecom, inc.(NON)	962	24,358

Verizon Communications, Inc.	6,146	285,973

		323,074
Textiles (—%)

G&K Services, Inc. Class A	86	3,584

		3,584
Tire and rubber (0.1%)

Cie Generale des Etablissements Michelin (France)	201	17,963

Cooper Tire & Rubber Co.	468	11,831

		29,794
Tobacco (1.7%)

British American Tobacco (BAT) PLC (United Kingdom)	341	17,767

Japan Tobacco, Inc. (Japan)	500	15,773

Lorillard, Inc.	1,203	46,364

Philip Morris International, Inc.	3,293	302,133

		382,037
Toys (—%)

Namco Bandai Holdings, Inc. (Japan)	700	11,126

		11,126
Transportation (0.1%)

Jaypee Infratech, Ltd. (India)(NON)	5,312	4,382

TAL International Group, Inc.	191	8,223

		12,605
Transportation services (0.2%)

Airports of Thailand PCL (Thailand)	2,000	7,933

ComfortDelgro Corp., Ltd. (Singapore)	8,000	12,379

TAV Havalimanlari Holding AS (Turkey)	2,095	12,745

Universal Truckload Services, Inc.	193	3,520

		36,577
Trucks and parts (0.5%)

Delphi Automotive PLC (United Kingdom)(NON)	1,656	69,317

Hyundai Mobis Co., Ltd. (South Korea)	58	16,705

Miller Industries, Inc.	201	3,200

Standard Motor Products, Inc.	296	7,320

WABCO Holdings, Inc.(NON)	369	25,358

		121,900
Water Utilities (0.2%)

American Water Works Co., Inc.	818	32,270

United Utilities Group PLC (United Kingdom)	1,897	21,181

		53,451

Total common stocks (cost $16,811,642)		$20,847,782

INVESTMENT COMPANIES (4.0%)(a)
	Shares	Value

CSOP FTSE China A50 ETF (China)(NON)	1,800	$2,563

iShares FTSE A50 China Index ETF (China)	3,500	5,159

iShares MSCI EAFE Index Fund	1,290	75,052

SPDR S&P 500 ETF Trust	5,024	761,287

SPDR S&P Midcap 400 ETF Trust	290	58,148

Total investment Companies (cost $764,435)		$902,209

SHORT-TERM INVESTMENTS (4.8%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.10%(AFF)	972,444	$972,444

Putnam Cash Collateral Pool, LLC 0.21%(d)	4,500	4,500

U.S. Treasury Bills with effective yields ranging from 0.129% to 0.130%, January 9, 2014(SEG)	$49,000	48,939

U.S. Treasury Bills with effective yields ranging from 0.165% to 0.171%, May 30, 2013(SEG)	60,000	59,966

Total short-term investments (cost $1,085,863)		$1,085,849

TOTAL INVESTMENTS

Total investments (cost $18,661,940)(b)		$22,835,840

FORWARD CURRENCY CONTRACTS at 2/28/13 (aggregate face value $12,182,279) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	3/20/13	$26,698	$27,175	$477
	Canadian Dollar	Sell	4/17/13	397,164	409,463	12,299
	Chilean Peso	Buy	4/17/13	25,815	25,758	57
	Euro	Buy	3/20/13	269,888	281,207	(11,319)
	Japanese Yen	Sell	5/15/13	18,728	18,768	40
	Peruvian New Sol	Buy	4/17/13	38,843	38,935	(92)
	Swedish Krona	Buy	3/20/13	193,085	197,674	(4,589)
	Swiss Franc	Sell	3/20/13	81,846	83,394	1,548
Barclays Bank PLC
	Australian Dollar	Buy	4/17/13	32,170	32,364	(194)
	Australian Dollar	Sell	4/17/13	32,170	32,742	572
	Brazilian Real	Buy	4/17/13	28,696	28,599	97
	British Pound	Buy	3/20/13	126,966	130,449	(3,483)
	Canadian Dollar	Sell	4/17/13	17,436	17,207	(229)
	Chilean Peso	Buy	4/17/13	34,739	34,638	101
	Czech Koruna	Buy	3/20/13	25,951	26,686	(735)
	Czech Koruna	Sell	3/20/13	25,951	26,663	712
	Euro	Buy	3/20/13	339,743	357,845	(18,102)
	Hong Kong Dollar	Buy	5/15/13	25,383	25,393	(10)
	Indonesian Rupiah	Buy	5/15/13	20,103	20,055	48
	Japanese Yen	Sell	5/15/13	304,009	304,633	624
	Malaysian Ringgit	Buy	5/15/13	21,543	21,502	41
	Mexican Peso	Buy	4/17/13	30,577	30,825	(248)
	New Taiwan Dollar	Buy	5/15/13	5,750	5,799	(49)
	Norwegian Krone	Sell	3/20/13	48,102	50,198	2,096
	Polish Zloty	Buy	3/20/13	2,263	2,630	(367)
	Russian Ruble	Buy	3/20/13	57,722	58,726	(1,004)
	Singapore Dollar	Sell	5/15/13	33,591	33,590	(1)
	South Korean Won	Buy	5/15/13	18,718	18,642	76
	Swedish Krona	Sell	3/20/13	64,484	66,882	2,398
	Swiss Franc	Buy	3/20/13	108,203	111,202	(2,999)
	Turkish Lira	Buy	3/20/13	22,572	23,052	(480)
Citibank, N.A.
	Australian Dollar	Sell	4/17/13	37,362	38,513	1,151
	Brazilian Real	Buy	4/17/13	35,380	35,413	(33)
	British Pound	Buy	3/20/13	86,616	89,318	(2,702)
	Canadian Dollar	Sell	4/17/13	11,818	12,197	379
	Czech Koruna	Buy	3/20/13	12,739	13,269	(530)
	Czech Koruna	Sell	3/20/13	12,739	13,226	487
	Danish Krone	Sell	3/20/13	4,781	4,975	194
	Euro	Buy	3/20/13	113,074	118,226	(5,152)
	Euro	Sell	3/20/13	113,074	115,260	2,186
	Japanese Yen	Sell	5/15/13	222,768	223,347	579
	Singapore Dollar	Buy	5/15/13	38,194	38,209	(15)
	South Korean Won	Buy	5/15/13	18,526	18,435	91
	Swiss Franc	Sell	3/20/13	42,150	44,354	2,204
	Thai Baht	Buy	5/15/13	20,271	20,201	70
	Turkish Lira	Buy	3/20/13	34,053	34,610	(557)
Credit Suisse International
	Australian Dollar	Buy	4/17/13	100,379	102,605	(2,226)
	Brazilian Real	Buy	4/17/13	28,696	28,533	163
	British Pound	Buy	3/20/13	248,926	257,742	(8,816)
	Chilean Peso	Buy	4/17/13	25,815	25,745	70
	Chinese Yuan	Buy	5/15/13	25,799	25,755	44
	Czech Koruna	Buy	3/20/13	12,734	13,263	(529)
	Czech Koruna	Sell	3/20/13	12,734	13,203	469
	Euro	Buy	3/20/13	23,764	27,503	(3,739)
	Japanese Yen	Buy	5/15/13	549,368	550,870	(1,502)
	Mexican Peso	Buy	4/17/13	44,486	44,839	(353)
	Norwegian Krone	Buy	3/20/13	73,450	76,845	(3,395)
	Philippine Peso	Buy	5/15/13	11,328	11,373	(45)
	Polish Zloty	Buy	3/20/13	13,011	13,411	(400)
	Russian Ruble	Buy	3/20/13	44,475	45,265	(790)
	South Korean Won	Buy	5/15/13	23,077	22,954	123
	Swedish Krona	Buy	3/20/13	22,026	22,607	(581)
	Swedish Krona	Sell	3/20/13	22,026	22,507	481
	Swiss Franc	Buy	3/20/13	25,717	25,378	339
	Turkish Lira	Buy	3/20/13	33,387	34,089	(702)
Deutsche Bank AG
	Brazilian Real	Buy	4/17/13	32,264	32,440	(176)
	British Pound	Buy	3/20/13	82,066	85,241	(3,175)
	Canadian Dollar	Buy	4/17/13	128,158	133,358	(5,200)
	Euro	Sell	3/20/13	39,171	40,997	1,826
	Japanese Yen	Sell	5/15/13	47,925	48,034	109
	Mexican Peso	Buy	4/17/13	34,969	35,175	(206)
	Norwegian Krone	Sell	3/20/13	15,564	15,405	(159)
	Polish Zloty	Buy	3/20/13	20,271	20,887	(616)
	Singapore Dollar	Buy	5/15/13	21,237	21,236	1
	South Korean Won	Buy	5/15/13	22,292	22,197	95
	Swedish Krona	Buy	3/20/13	26,307	26,799	(492)
	Swedish Krona	Sell	3/20/13	26,307	26,930	623
	Swiss Franc	Sell	3/20/13	36,601	38,055	1,454
	Turkish Lira	Buy	3/20/13	18,413	18,797	(384)
Goldman Sachs International
	British Pound	Buy	3/20/13	28,973	29,635	(662)
	Canadian Dollar	Sell	4/17/13	22,377	22,446	69
	Euro	Sell	3/20/13	16,191	16,461	270
	Japanese Yen	Buy	5/15/13	223,210	224,012	(802)
	Norwegian Krone	Sell	3/20/13	22,127	22,272	145
HSBC Bank USA, National Association
	British Pound	Sell	3/20/13	89,043	93,397	4,354
	Canadian Dollar	Sell	4/17/13	33,614	34,050	436
	Euro	Buy	3/20/13	211,001	221,464	(10,463)
	Japanese Yen	Sell	5/15/13	168,747	168,886	139
	Norwegian Krone	Buy	3/20/13	140,632	147,343	(6,711)
	Philippine Peso	Buy	5/15/13	19,401	19,492	(91)
	Russian Ruble	Buy	3/20/13	26,084	26,474	(390)
	South Korean Won	Buy	5/15/13	22,857	22,767	90
	Swiss Franc	Sell	3/20/13	63,065	64,882	1,817
	Turkish Lira	Buy	3/20/13	16,472	16,684	(212)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/17/13	269,171	273,606	(4,435)
	Brazilian Real	Buy	4/17/13	25,228	25,096	132
	British Pound	Buy	3/20/13	83,430	86,039	(2,609)
	Canadian Dollar	Buy	4/17/13	94,544	98,042	(3,498)
	Chilean Peso	Buy	4/17/13	42,501	42,415	86
	Chinese Yuan	Buy	5/15/13	25,799	25,761	38
	Czech Koruna	Buy	3/20/13	18,149	18,701	(552)
	Czech Koruna	Sell	3/20/13	18,149	18,850	701
	Euro	Sell	3/20/13	615,637	640,835	25,198
	Japanese Yen	Sell	5/15/13	259,642	260,293	651
	Malaysian Ringgit	Buy	5/15/13	25,214	25,129	85
	Mexican Peso	Buy	4/17/13	169,362	170,694	(1,332)
	New Taiwan Dollar	Buy	5/15/13	12,377	12,477	(100)
	Norwegian Krone	Sell	3/20/13	185,112	194,793	9,681
	Polish Zloty	Buy	3/20/13	5,185	5,491	(306)
	Russian Ruble	Buy	3/20/13	45,094	45,855	(761)
	South Korean Won	Buy	5/15/13	28,761	28,592	169
	Swedish Krona	Sell	3/20/13	63,635	65,859	2,224
	Swiss Franc	Sell	3/20/13	71,708	74,229	2,521
	Turkish Lira	Buy	3/20/13	26,787	27,242	(455)
Royal Bank of Scotland PLC (The)
	Euro	Buy	3/20/13	79,909	83,541	(3,632)
	Japanese Yen	Buy	5/15/13	120,407	120,703	(296)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/17/13	13,947	13,737	210
	Brazilian Real	Buy	4/17/13	31,812	31,642	170
	British Pound	Sell	3/20/13	106,184	111,159	4,975
	Canadian Dollar	Buy	4/17/13	44,657	46,743	(2,086)
	Chilean Peso	Buy	4/17/13	45,409	45,404	5
	Colombian Peso	Buy	4/17/13	38,388	38,814	(426)
	Czech Koruna	Sell	3/20/13	1,562	1,747	185
	Euro	Buy	3/20/13	241,290	252,173	(10,883)
	Japanese Yen	Sell	5/15/13	36,584	36,835	251
	Mexican Peso	Buy	4/17/13	34,548	34,760	(212)
	Norwegian Krone	Sell	3/20/13	114,135	119,797	5,662
	Polish Zloty	Buy	3/20/13	4,463	4,736	(273)
	South Korean Won	Buy	5/15/13	34,254	34,105	149
	Swedish Krona	Buy	3/20/13	21,825	22,178	(353)
	Swedish Krona	Sell	3/20/13	21,825	21,812	(13)
	Swiss Franc	Sell	3/20/13	81,205	84,114	2,909
	Turkish Lira	Buy	3/20/13	24,846	25,368	(522)
UBS AG
	Australian Dollar	Buy	4/17/13	44,489	44,930	(441)
	Australian Dollar	Sell	4/17/13	44,489	44,754	265
	British Pound	Sell	3/20/13	35,648	37,634	1,986
	Canadian Dollar	Sell	4/17/13	368,782	379,953	11,171
	Chilean Peso	Buy	4/17/13	39,186	39,150	36
	Czech Koruna	Sell	3/20/13	9,370	9,670	300
	Euro	Sell	3/20/13	461,956	480,033	18,077
	Japanese Yen	Sell	5/15/13	79,710	79,884	174
	Mexican Peso	Buy	4/17/13	20,445	20,614	(169)
	New Taiwan Dollar	Buy	5/15/13	6,013	6,056	(43)
	Norwegian Krone	Buy	3/20/13	87,081	91,375	(4,294)
	Philippine Peso	Buy	5/15/13	8,078	8,106	(28)
	Russian Ruble	Buy	3/20/13	49,069	49,862	(793)
	Singapore Dollar	Buy	5/15/13	21,479	21,480	(1)
	Swedish Krona	Buy	3/20/13	205,079	209,881	(4,802)
	Swiss Franc	Sell	3/20/13	93,583	97,930	4,347
	Turkish Lira	Buy	3/20/13	19,578	19,988	(410)
WestPac Banking Corp.
	Australian Dollar	Buy	4/17/13	182,433	185,650	(3,217)
	British Pound	Sell	3/20/13	320,373	333,786	13,413
	Canadian Dollar	Buy	4/17/13	152,859	158,218	(5,359)
	Euro	Buy	3/20/13	113,987	120,007	(6,020)
	Japanese Yen	Sell	5/15/13	39,082	39,175	93
	Mexican Peso	Buy	4/17/13	12,122	12,224	(102)

Total						$(16,622)

FUTURES CONTRACTS OUTSTANDING at 2/28/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	2	182,040	Mar-13	$12,179
S&P 500 Index E-Mini (Long)	5	378,325	Mar-13	23,040
S&P 500 Index E-Mini (Short)	1	75,663	Mar-13	(877)
S&P Mid Cap 400 Index E-Mini (Short)	3	330,510	Mar-13	(22,694)
SPI 200 Index (Short)	2	$259,704	Mar-13	224
Tokyo Price Index (Long)	4	419,031	Mar-13	63,323

Total				$75,195

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipt
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2012 through February 28, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $22,588,869.
(b)	The aggregate identified cost on a tax basis is $18,794,350, resulting in gross unrealized appreciation and depreciation of $4,352,454 and $310,964, respectively, or net unrealized appreciation of $4,041,490.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$658,914	$2,027,204	$2,686,118	$457	$—
	Putnam Short Term Investment Fund *	—	972,444	—	9	972,444
	Totals	$658,914	$2,999,648	$2,686,118	$466	$972,444
	Market values are shown for those securities affiliated at period end.
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,216.
	The fund received cash collateral of $4,500, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $67,907 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.7%
	United Kingdom	3.2
	Japan	2.7
	Australia	1.4
	Switzerland	1.2
	France	1.1
	Germany	1.0
	China	1.0
	South Korea	0.9
	Brazil	0.5
	Russia	0.5
	Spain	0.5
	Taiwan	0.5
	Other	4.8

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market ris and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $69,435 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$790,310	$415,140	$—
Capital goods	1,135,967	229,612	1,434
Communication services	827,954	153,113	—
Conglomerates	371,858	38,895	—
Consumer cyclicals	2,034,907	457,286	—
Consumer staples	1,491,740	429,529	129
Energy	1,757,877	309,566	—
Financials	2,836,491	1,016,905	—
Health care	2,161,315	329,234	—
Technology	2,773,740	328,825	—
Transportation	189,003	114,653	—
Utilities and power	537,955	114,344	—
Total common stocks	16,909,117	3,937,102	1,563
Investment companies	$894,487	$7,722	$—
Short-term investments	972,444	113,405	—

Totals by level	$18,776,048	$4,058,229	$1,563

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(16,622)	$—
Futures contracts	75,195	—	—

Totals by level	$75,195	$(16,622)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$147,508	$164,130
Equity contracts	98,766	23,571

Total	$246,274	$187,701

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)		20
Forward currency contracts (contract amount)		$19,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 26, 2013